SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Summary of the Group's share option activity under the option plans

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$'million
Share options outstanding at January 1, 2018	2,044,724	2.12
Forfeited	(32,019)	1.75
Exercised	(876,715)	2.42
Share options outstanding at December 31, 2018	1,135,990	1.89	0.91	30
Share options vested or expected to vest at December 31, 2018	1,125,336	1.87	0.89	30
Share options exercisable at December 31, 2018	1,099,720	1.81	0.83	29

Summary of the Group's nonvested restricted stock activity

	Number of Restricted	Weighted Average Grant Date
	Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2018	12,492,570	5.86
Granted	1,708,980	27.51
Forfeited	(253,323)	8.63
Vested	(1,680,939)	5.75
Adjusted for performance conditions	(170,672)	4.89
Nonvested restricted stocks outstanding at December 31, 2018	12,096,616	8.89